SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
General and administrative expenses	$ 1,869	$ 804	$ 5,198	$ 1,729	$ 2,729	$ 2,093
Salaries and Related Expenses [Member]
General and administrative expenses					167	326
Stock Based Compensation [Member]
General and administrative expenses					1,034	603
Communication and Investor Relations [Member]
General and administrative expenses					44	107
Professional Fees [Member]
General and administrative expenses					1,412	943
Insurance and Other Expenses [Member]
General and administrative expenses					$ 72	$ 114